Finance income and costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Analysis of income and expense [abstract]
Interest income	$ 43,959	$ 26,866
Interest expense	(1,428)	(2,054)
Net interest income	$ 42,531	$ 24,812